Accounts Receivable (Details) ¥ in Thousands, $ in Thousands	Jun. 30, 2023 CNY (¥)	Jun. 30, 2023 USD ($)	Dec. 31, 2022 CNY (¥)
Accounts Receivable, Net [Abstract]
Allowance for doubtful accounts	¥ 29	$ 4